Condensed Balance Sheets (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current Assets
Cash	$ 3,598,260	$ 2,117,927
Accounts Receivable, net of allowance for doubtful accounts	96,944
Inventories, net
Employee Advances	25,692	5,583
Prepaid Expenses	31,250	28,873
Total Current Assets	3,752,146	2,152,383
Property and Equipment, net	10,202	6,470	2,373
Intangibles (Note 2(B)
Total Assets	3,762,348	2,158,853	2,373
Current Liabilities
Accounts payable and accrued expenses	92,939	167,776	10,790
Accounts payable - related party	914
Deferred Revenue	75,000	40,000
Loan Payable		0	285,750
Total Liabilities	168,853	207,776	296,540
Commitments and Contingencies (Note 6)
Stockholders' Equity/(Deficiency)
Preferred stock, $0.0001 par value; 100,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized, 10,965,500 and 12,052,500, 7,037,500 issued and outstanding, respectively	1,097	1,206	703
Additional paid-in capital	24,939,356	21,636,928	261,571
Less: Treasury stock; 0, 2,500,000 and 2,500,000 respectively		(93,000)	(93,000)
Deficit accumulated during the development stage	(21,346,958)	(19,594,057)	(463,441)
Total Stockholders' Equity/(Deficiency)	3,593,495	1,951,077	(294,167)
Total Liabilities and Stockholders' Equity/(Deficiency)	$ 3,762,348	$ 2,158,853	$ 2,373